Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000168427 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.00%
C000168427 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.90%
C000168427 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000168427 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168427 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168427 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168427 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168427 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168427 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168427 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000168427 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168427 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000168427 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168427 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168427 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168427 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168427 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000168427 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000168427 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000168427 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000168426 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000168426 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000168426 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000168422 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	4.30%
C000168422 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168422 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168422 | Nestle SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168422 | Toyota Motor Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168422 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168422 | Shell PLC_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168422 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168422 | L'Oreal SA_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168422 | BHP Group Ltd._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168422 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168422 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168422 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168422 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168422 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000168422 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168422 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000168422 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000168422 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000168422 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000168420 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168420 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168420 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168420 | The Goldman Sachs Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000168420 | Keurig Dr Pepper, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000168420 | Fairfax Financial Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000168420 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168420 | The Progressive Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168420 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168420 | TKO Group Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000168420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000168420 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000168420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000168420 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168421 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168421 | Skyline Champion Corp._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168421 | American Eagle Outfitters, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168421 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168421 | Moog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168421 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168421 | The AZEK Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168421 | Under Armour, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168421 | Chart Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168421 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168421 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000168421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000168421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000168421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168421 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000168423 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	10.10%
C000168423 | Tencent Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	5.40%
C000168423 | Samsung Electronics Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000168423 | ICICI Bank Ltd._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168423 | PDD Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168423 | SK Hynix, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168423 | Industrial & Commercial Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168423 | Mahindra & Mahindra Ltd._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168423 | Power Grid Corp. of India Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168423 | Meituan_Class W
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168423 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168423 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168423 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168423 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168423 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000168423 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168423 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000168423 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168423 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000168423 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%